Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents (Note 12)	$ 5,012	$ 7,587
Current income taxes receivable	317	267
Trade and settlement receivables	2,564	1,661
Inventories (Note 13)	2,748	2,598
Prepaids and other current assets	523	461
Total current assets	11,164	12,574
Financial assets (Note 14)	1,058	764
Investment in joint venture and associate (Note 15)	1,231	1,223
Property, plant and equipment (Note 16)	29,721	30,568
Intangible assets (Note 17)	169	196
Deferred income tax assets (Note 23(b))	931	572
Goodwill	421	442
Other assets (Note 18)	741	698
Total assets	45,436	47,037
Current liabilities
Trade accounts payable and other liabilities (Note 19)	3,404	2,735
Current portion of debt (Note 20)	403	423
Current portion of lease liabilities (Note 21(c))	169	175
Current income taxes payable	182	850
Current portion of provisions (Note 25)	245	187
Total current liabilities	4,403	4,370
Debt (Note 20)	3,501	4,108
Lease liabilities (Note 21(c))	789	776
QB advances from SMM/SC (Note 22)	4,745	4,483
Deferred income tax liabilities (Note 23(b))	2,460	2,293
Retirement benefit liabilities (Note 24(a))	351	373
Provisions (Note 25)	2,340	2,439
Financial and other liabilities (Note 26)	840	1,099
Total liabilities	19,429	19,941
Equity
Attributable to shareholders of the company	25,096	26,077
Attributable to non-controlling interests (Note 28)	911	1,019
Total equity	26,007	27,096
Total equity and liabilities	$ 45,436	$ 47,037